Goodwill & Intangible Assets, Net (Details) - Schedule of Amortization of Intangible Assets $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Amortization of Intangible Assets [Abstract]
2024	$ 10,607
2025	10,498
2026	9,959
2027	9,959
2028 and thereafter	39,584
Total	$ 80,607